CONCENTRATION OF CREDIT RISK, SIGNIFICANT CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables) - Rocket Lab USA, Inc.	12 Months Ended
Dec. 31, 2020
Percentage of Concentration of Risk, by Risk Factor
As of December 31, the Company’s customers that accounted for 10% or more of the total accounts receivable, net, were as follows:

	2020	2019
U.S. commercial customer A	62%	*
U.S. commercial customer B	13%	*
International customer C	12%	*

*	Accounts receivable was less than 10%

Summary of Consolidated Net Revenues by Geographic Area
For the years ended December 31, the Company’s customers that accounted for 10% or more of the total revenue were as follows:

	2020	2019
U.S. government customer D	21%	12%
International customer E	18%	*
U.S. commercial customer F	15%	*
U.S. commercial customer G	14%	26%

*	Revenue was less than 10%

Summary of Long-lived Assets by Geographical Area
The Company’s consolidated net revenues by geographic area based on customer billing location are as follows as of December 31:

	2020		2019
	Amount	% of total revenues	Amount	% of total revenues
United States	$25,881	74%	$47,848	99%
Japan	6,498	18%	—	0%
Rest of world	2,781	8%	551	1%

Total	$35,160	100%	$48,399	100%

Long-lived assets, which consists of property, plant and equipment, net, leased right-of-use
assets, intangible assets, net and goodwill, by geographic area are as follows as of December 31:

	2020		2019
	Amount	% of Long- Lived Assets	Amount	% of Long- Lived Assets
United States	$34,303	38%	$30,693	46%
New Zealand	43,323	47%	36,362	54%
Canada	13,590	15%	—	0%

Total	$91,216	100%	$67,055	100%